Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended
	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
C000234492_0_LG_BBIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI (All Country World Index) Index
C000234492_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							$ 10,000
C000234492_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						$ 10,775
C000234492_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value					$ 12,403
C000234492_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 15,022	$ 15,022	$ 15,022	$ 15,022
C000234492_2_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	21.11%
C000234492_2_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	17.14%
C000237633_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	26.38%
C000237633_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	20.81%
C000234494_0_LG_BBIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI (All Country World Index) Index
C000234494_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,000
C000234494_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,775
C000234494_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value					12,403
C000234494_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 15,022	15,022	15,022	$ 15,022
C000234494_2_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	21.11%
C000234494_2_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	17.14%
C000237630_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	26.38%
C000237630_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	20.81%
C000237632_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	26.38%
C000237632_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	20.81%
C000234496_0_LG_BBIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI (All Country World Index) Index
C000234496_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,000
C000234496_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,775
C000234496_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value					12,403
C000234496_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 15,022	15,022	15,022	$ 15,022
C000234496_2_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	21.11%
C000234496_2_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	17.14%
C000243999_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.07%
C000243999_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	4.89%
C000237631_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	26.38%
C000237631_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	20.81%
C000237634_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	26.38%
C000237634_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	20.81%
C000234493_0_LG_BBIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI (All Country World Index) Index
C000234493_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,000
C000234493_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,775
C000234493_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value					12,403
C000234493_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 15,022	15,022	15,022	$ 15,022
C000234493_2_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	21.11%
C000234493_2_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	17.14%
C000237599_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	26.38%
C000237599_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	20.81%
C000234495_0_LG_BBIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI (All Country World Index) Index
C000234495_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,000
C000234495_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,732
C000234495_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value					12,354
C000234495_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 14,962	14,962	14,962	$ 14,962
C000234495_2_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	21.11%
C000234495_2_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	18.12%
C000234491_0_LG_BBIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI (All Country World Index) Index
C000234491_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,000
C000234491_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,775
C000234491_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value					12,403
C000234491_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 15,022	$ 15,022	15,022	$ 15,022
C000234491_2_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	21.11%
C000234491_2_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	17.14%
C000248606_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Yield Enhanced Equity ETF
C000248606_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value					10,000
C000248606_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 11,578	$ 11,578	11,578	11,578
C000248606_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		CBOE S&P 500 2% OTM BuyWrite Index
C000248606_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value					10,000
C000248606_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	11,760	$ 11,760	11,760	11,760
C000248606_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000248606_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value					10,000
C000248606_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	11,718	$ 11,718	11,718	$ 11,718
C000234492_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class C
C000234492_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,000
C000234492_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,252
C000234492_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value					10,221
C000234492_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	11,277	11,277	11,277	$ 11,277
C000234492_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Risk Parity Composite Index
C000234492_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,000
C000234492_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,461
C000234492_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value					11,464
C000234492_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	12,951	12,951	12,951	$ 12,951
C000234492_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Total Investable Market Risk Parity Composite Index℠
C000234492_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,000
C000234492_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,331
C000234492_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value					10,550
C000234492_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 11,676	$ 11,676	11,676	$ 11,676
C000234492_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	9.34%
C000234492_ClassMember_2024-02-01_2025-01-31Member
Account Value [Line Items]
Average Annual Return, Percent	4.78%
C000234492_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	10.34%
C000234492_NoLoadClassMember_2024-02-01_2025-01-31Member
Account Value [Line Items]
Average Annual Return, Percent	4.78%
C000234492_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	12.97%
C000234492_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	10.57%
C000234492_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	10.68%
C000234492_1_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	6.21%
C000249705_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class C
C000249705_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value					10,000
C000249705_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 9,603	$ 9,603	9,603	9,603
C000249705_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US 3 Month Treasury Bellwether Index
C000249705_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value					10,000
C000249705_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	10,303	$ 10,303	10,303	10,303
C000249705_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI (All Country World Index) Index
C000249705_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value					10,000
C000249705_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	10,908	$ 10,908	10,908	$ 10,908
C000237633_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class M
C000237633_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							9,650
C000237633_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						9,582
C000237633_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value					10,889
C000237633_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	12,966	12,966	12,966	$ 12,966
C000237633_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Cboe S&P 500 5% Put Protection Index
C000237633_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,000
C000237633_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,010
C000237633_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value					11,492
C000237633_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	13,977	13,977	13,977	$ 13,977
C000237633_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000237633_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,000
C000237633_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,346
C000237633_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value					12,500
C000237633_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 15,797	15,797	15,797	$ 15,797
C000237633_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	14.91%
C000237633_ClassMember_2024-02-01_2025-01-31Member
Account Value [Line Items]
Average Annual Return, Percent	11.33%
C000237633_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	19.07%
C000237633_NoLoadClassMember_2024-02-01_2025-01-31Member
Account Value [Line Items]
Average Annual Return, Percent	12.98%
C000237633_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	21.62%
C000237633_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	14.84%
C000234494_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
C000234494_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,000
C000234494_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,313
C000234494_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value					10,385
C000234494_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 11,593	11,593	11,593	$ 11,593
C000234494_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Risk Parity Composite Index
C000234494_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,000
C000234494_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,461
C000234494_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value					11,464
C000234494_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	12,951	12,951	12,951	$ 12,951
C000234494_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Total Investable Market Risk Parity Composite Index℠
C000234494_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,000
C000234494_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,331
C000234494_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value					10,550
C000234494_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 11,676	11,676	11,676	$ 11,676
C000234494_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	11.63%
C000234494_NoLoadClassMember_2024-02-01_2025-01-31Member
Account Value [Line Items]
Average Annual Return, Percent	5.91%
C000234494_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	12.97%
C000234494_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	10.57%
C000234494_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	10.68%
C000234494_1_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	6.21%
C000237630_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class I
C000237630_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,000
C000237630_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						9,946
C000237630_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value					11,360
C000237630_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 13,606	13,606	13,606	$ 13,606
C000237630_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Cboe S&P 500 5% Put Protection Index
C000237630_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,000
C000237630_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,010
C000237630_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value					11,492
C000237630_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	13,977	13,977	13,977	$ 13,977
C000237630_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000237630_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,000
C000237630_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,346
C000237630_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value					12,500
C000237630_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 15,797	15,797	15,797	$ 15,797
C000237630_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	19.77%
C000237630_NoLoadClassMember_2024-02-01_2025-01-31Member
Account Value [Line Items]
Average Annual Return, Percent	13.57%
C000237630_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	21.62%
C000237630_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	14.84%
C000237632_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class C
C000237632_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,000
C000237632_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						9,903
C000237632_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value					11,203
C000237632_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 13,276	13,276	13,276	$ 13,276
C000237632_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Cboe S&P 500 5% Put Protection Index
C000237632_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,000
C000237632_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,010
C000237632_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value					11,492
C000237632_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	13,977	13,977	13,977	$ 13,977
C000237632_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000237632_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,000
C000237632_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,346
C000237632_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value					12,500
C000237632_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 15,797	15,797	15,797	$ 15,797
C000237632_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	17.50%
C000237632_ClassMember_2024-02-01_2025-01-31Member
Account Value [Line Items]
Average Annual Return, Percent	12.43%
C000237632_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	18.50%
C000237632_NoLoadClassMember_2024-02-01_2025-01-31Member
Account Value [Line Items]
Average Annual Return, Percent	12.43%
C000237632_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	21.62%
C000237632_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	14.84%
C000234496_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
C000234496_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							9,425
C000234496_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						9,698
C000234496_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value					9,747
C000234496_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 10,836	10,836	10,836	$ 10,836
C000234496_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Risk Parity Composite Index
C000234496_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,000
C000234496_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,461
C000234496_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value					11,464
C000234496_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	12,951	12,951	12,951	$ 12,951
C000234496_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Total Investable Market Risk Parity Composite Index℠
C000234496_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,000
C000234496_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,331
C000234496_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value					10,550
C000234496_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 11,676	$ 11,676	11,676	$ 11,676
C000234496_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	4.78%
C000234496_ClassMember_2024-02-01_2025-01-31Member
Account Value [Line Items]
Average Annual Return, Percent	3.17%
C000234496_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	11.17%
C000234496_NoLoadClassMember_2024-02-01_2025-01-31Member
Account Value [Line Items]
Average Annual Return, Percent	5.57%
C000234496_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	12.97%
C000234496_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	10.57%
C000234496_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	10.68%
C000234496_1_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	6.21%
C000249702_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Equity Market Neutral Fund
C000249702_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value					10,000
C000249702_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 9,760	$ 9,760	9,760	9,760
C000249702_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US 3 Month Treasury Bellwether Index
C000249702_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value					10,000
C000249702_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	10,303	$ 10,303	10,303	10,303
C000249702_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI (All Country World Index) Index
C000249702_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value					10,000
C000249702_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	10,908	$ 10,908	$ 10,908	10,908
C000243999_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® SAI Convertible Arbitrage Fund
C000243999_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,000
C000243999_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value					10,181
C000243999_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	11,293	11,293	$ 11,293	11,293
C000243999_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg US 3 Month Treasury Bellwether Index
C000243999_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,000
C000243999_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value					10,209
C000243999_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	10,743	10,743	$ 10,743	10,743
C000243999_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000243999_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,000
C000243999_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value					10,469
C000243999_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 10,685	$ 10,685	$ 10,685	10,685
C000243999_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	10.92%
C000243999_NoLoadClassMember_2024-02-01_2025-01-31Member
Account Value [Line Items]
Average Annual Return, Percent	9.15%
C000243999_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.24%
C000243999_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	5.30%
C000249704_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
C000249704_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value					9,425
C000249704_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 9,180	$ 9,180	9,180	9,180
C000249704_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US 3 Month Treasury Bellwether Index
C000249704_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value					10,000
C000249704_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	10,303	$ 10,303	10,303	10,303
C000249704_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI (All Country World Index) Index
C000249704_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value					10,000
C000249704_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	10,908	$ 10,908	10,908	$ 10,908
C000237631_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
C000237631_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,000
C000237631_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						9,946
C000237631_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value					11,368
C000237631_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	13,617	13,617	13,617	$ 13,617
C000237631_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Cboe S&P 500 5% Put Protection Index
C000237631_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,000
C000237631_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,010
C000237631_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value					11,492
C000237631_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	13,977	13,977	13,977	$ 13,977
C000237631_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000237631_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,000
C000237631_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,346
C000237631_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value					12,500
C000237631_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 15,797	15,797	15,797	$ 15,797
C000237631_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	19.79%
C000237631_NoLoadClassMember_2024-02-01_2025-01-31Member
Account Value [Line Items]
Average Annual Return, Percent	13.61%
C000237631_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	21.62%
C000237631_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	14.84%
C000237634_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
C000237634_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							9,425
C000237634_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						9,369
C000237634_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value					10,676
C000237634_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 12,746	12,746	12,746	$ 12,746
C000237634_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Cboe S&P 500 5% Put Protection Index
C000237634_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,000
C000237634_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,010
C000237634_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value					11,492
C000237634_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	13,977	13,977	13,977	$ 13,977
C000237634_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000237634_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,000
C000237634_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,346
C000237634_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value					12,500
C000237634_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 15,797	15,797	15,797	$ 15,797
C000237634_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	12.52%
C000237634_ClassMember_2024-02-01_2025-01-31Member
Account Value [Line Items]
Average Annual Return, Percent	10.55%
C000237634_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	19.39%
C000237634_NoLoadClassMember_2024-02-01_2025-01-31Member
Account Value [Line Items]
Average Annual Return, Percent	13.29%
C000237634_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	21.62%
C000237634_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	14.84%
C000234493_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class I
C000234493_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,000
C000234493_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,302
C000234493_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value					10,381
C000234493_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 11,570	11,570	11,570	$ 11,570
C000234493_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Risk Parity Composite Index
C000234493_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,000
C000234493_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,461
C000234493_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value					11,464
C000234493_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	12,951	12,951	12,951	$ 12,951
C000234493_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Total Investable Market Risk Parity Composite Index℠
C000234493_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,000
C000234493_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,331
C000234493_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value					10,550
C000234493_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 11,676	$ 11,676	11,676	$ 11,676
C000234493_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	11.45%
C000234493_NoLoadClassMember_2024-02-01_2025-01-31Member
Account Value [Line Items]
Average Annual Return, Percent	5.83%
C000234493_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	12.97%
C000234493_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	10.57%
C000234493_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	10.68%
C000234493_1_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	6.21%
C000249700_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
C000249700_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value					10,000
C000249700_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 9,760	$ 9,760	9,760	9,760
C000249700_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US 3 Month Treasury Bellwether Index
C000249700_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value					10,000
C000249700_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	10,303	$ 10,303	10,303	10,303
C000249700_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI (All Country World Index) Index
C000249700_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value					10,000
C000249700_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	10,908	$ 10,908	10,908	10,908
C000248604_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Hedged Equity ETF
C000248604_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value					10,000
C000248604_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	11,205	$ 11,205	11,205	11,205
C000248604_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		CBOE S&P 500 5% Put Protection Index
C000248604_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value					10,000
C000248604_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	11,342	$ 11,342	11,342	11,342
C000248604_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000248604_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value					10,000
C000248604_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	11,718	$ 11,718	11,718	$ 11,718
C000237599_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Hedged Equity Fund
C000237599_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,000
C000237599_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						9,946
C000237599_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value					11,360
C000237599_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	13,596	13,596	13,596	$ 13,596
C000237599_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Cboe S&P 500 5% Put Protection Index
C000237599_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,000
C000237599_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,010
C000237599_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value					11,492
C000237599_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	13,977	13,977	13,977	$ 13,977
C000237599_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000237599_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,000
C000237599_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,346
C000237599_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value					12,500
C000237599_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 15,797	$ 15,797	15,797	$ 15,797
C000237599_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	19.69%
C000237599_NoLoadClassMember_2024-02-01_2025-01-31Member
Account Value [Line Items]
Average Annual Return, Percent	13.54%
C000237599_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	21.62%
C000237599_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	14.84%
C000249703_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class M
C000249703_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value					9,650
C000249703_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 9,389	$ 9,389	9,389	9,389
C000249703_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US 3 Month Treasury Bellwether Index
C000249703_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value					10,000
C000249703_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	10,303	$ 10,303	10,303	10,303
C000249703_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI (All Country World Index) Index
C000249703_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value					10,000
C000249703_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	10,908	$ 10,908	10,908	$ 10,908
C000234495_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Risk Parity Fund
C000234495_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,000
C000234495_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,263
C000234495_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value					10,335
C000234495_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	11,527	11,527	11,527	$ 11,527
C000234495_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Risk Parity Composite Index
C000234495_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,000
C000234495_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,485
C000234495_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value					11,490
C000234495_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	12,980	12,980	12,980	$ 12,980
C000234495_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Total Investable Market Risk Parity Composite Index℠
C000234495_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,000
C000234495_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,273
C000234495_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value					10,490
C000234495_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 11,610	$ 11,610	11,610	$ 11,610
C000234495_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	11.54%
C000234495_NoLoadClassMember_2024-02-01_2025-01-31Member
Account Value [Line Items]
Average Annual Return, Percent	6.05%
C000234495_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	12.97%
C000234495_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	11.38%
C000234495_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	10.68%
C000234495_1_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	6.36%
C000248605_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Dynamic Buffered Equity ETF
C000248605_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value					10,000
C000248605_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 11,169	$ 11,169	11,169	11,169
C000248605_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		CBOE S&P 500 95-110 Collar Index
C000248605_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value					10,000
C000248605_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	11,331	$ 11,331	11,331	11,331
C000248605_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000248605_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value					10,000
C000248605_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	11,718	$ 11,718	11,718	$ 11,718
C000234491_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class M
C000234491_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							9,650
C000234491_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						9,917
C000234491_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value					9,932
C000234491_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	11,026	11,026	11,026	$ 11,026
C000234491_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Risk Parity Composite Index
C000234491_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,000
C000234491_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,461
C000234491_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value					11,464
C000234491_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	12,951	12,951	12,951	$ 12,951
C000234491_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Total Investable Market Risk Parity Composite Index℠
C000234491_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							$ 10,000
C000234491_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						$ 10,331
C000234491_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value					10,550
C000234491_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 11,676	$ 11,676	11,676	$ 11,676
C000234491_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.13%
C000234491_ClassMember_2024-02-01_2025-01-31Member
Account Value [Line Items]
Average Annual Return, Percent	3.87%
C000234491_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	11.01%
C000234491_NoLoadClassMember_2024-02-01_2025-01-31Member
Account Value [Line Items]
Average Annual Return, Percent	5.32%
C000234491_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	12.97%
C000234491_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	10.57%
C000234491_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	10.68%
C000234491_1_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	6.21%
C000249701_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
C000249701_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value					10,000
C000249701_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 9,760	$ 9,760	9,760	9,760
C000249701_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US 3 Month Treasury Bellwether Index
C000249701_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value					10,000
C000249701_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	10,303	$ 10,303	10,303	10,303
C000249701_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI (All Country World Index) Index
C000249701_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value					$ 10,000
C000249701_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 10,908	$ 10,908	$ 10,908	$ 10,908